Pay vs Performance Disclosure - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (2,551,089)	$ (2,514,709)	$ (354,787)